Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	June 30, 2025	June 30, 2024

Copyrights of online education academy courses	$-	$23,800,000
Less: Accumulated amortization	-	(6,793,917)
Intangible assets, net	$-	$17,006,083